Adoption of IFRS 16 Leases - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		7.20%
Equity	$ 190,463	$ 202,538	$ 202,534	$ 197,762	$ 197,812	$ 188,511
Lease liabilities	30,537	30,063
Right-of-use assets	$ 24,690
IFRS 16
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Equity		4
Lease liabilities		16,037
Right-of-use assets		$ 15,600